Stock Options (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Stock Options (Details) [Line Items]
Number of shares reserved for issuance, description	Our stockholders approved our 2014 Equity Incentive Plan in June 2014 (the “2014 Plan”), our 2015 Equity Incentive Plan in December 2015 (the “2015 Plan”), our 2016 Equity Incentive Plan in October 2016 (“2016 Plan”), our 2017 Equity Incentive Plan in December 2016 (“2017 Plan” and together with the 2014 Plan, 2015 Plan, 2016 Plan, the “Prior Plans”), our 2018 Equity Incentive Plan in June 2018 (the “2018 Plan”), and our 2021 Equity Incentive Plan in September 2021 (“2021 Plan” , and together with the Prior Plans, the “Plans”). The Prior Plans are identical, except for the number of shares reserved for issuance under each. As of September 30, 2021, the Company had granted an aggregate of 64,310,000 securities under the Plans since inception, with 50,190,000 shares available for future issuances.	Our stockholders approved our 2014 Equity Incentive Plan in June 2014 (the “2014 Plan”), our 2015 Equity Incentive Plan in December 2015 (the “2015 Plan”), our 2016 Equity Incentive Plan (the “2016 Plan”) in October 2016, our 2017 Equity Incentive Plan in December 2016 (the “2017 Plan” and together with the 2014 Plan, 2015 Plan, the 2016 Plan, the “Prior Plans”) and our 2018 Equity Incentive Plan in June 2018 (the “2018 Plan,” and together with the Prior Plans, the “Plans”). The Prior Plans are identical, except for number of shares reserved for issuance under each. As of December 31, 2020, the Company had granted an aggregate of 64,310,000 securities under the Plans, with 190,000 shares available for future issuances.
Options to purchase of common stock (in Shares)			250,000
Fair value options to purchase of common stock			$ 14,000
Risk-free interest			2.43%
Dividend yield			0.00%
Volatility			114.00%
Expected life			10 years
Fair value of all options, vested		$ 0	$ 14,000
Unrecognized compensation expense		0
Stock Options [Member]
Stock Options (Details) [Line Items]
Aggregate intrinsic value outstanding stock options		$ 0
Stock price (in Dollars per share)		$ 0.0063
Stock Options [Member]
Stock Options (Details) [Line Items]
Aggregate intrinsic value outstanding stock options	$ 0
Stock price (in Dollars per share)	$ 0.0372